Long-Term Debt, net	6 Months Ended
Jun. 30, 2021
Long-Term Debt, net

8     Long-Term Debt, net

Long-term debt, net consisted of the following (in thousands):

	Balance as of	Balance as of
Credit Facility	June 30, 2021	December 31, 2020
Citibank/Natwest $815 mil. Facility	$815,000	—
Senior unsecured notes	300,000	—
Macquarie Bank $58 mil. Facility	50,800	$56,000
SinoPac $13.3 mil. Facility	11,800	12,800
Fair value of debt adjustment	(11,714)	(14,304)
The Royal Bank of Scotland $475.5 mil. Facility	—	433,412
HSH Nordbank AG - Aegean Baltic Bank - Piraeus Bank $382.5 mil. Facility	—	351,759
Citibank $114 mil. Facility	—	63,061
Credit Suisse $171.8 mil. Facility	—	101,254
Citibank – Eurobank $37.6 mil. Facility	—	17,669
Club Facility $206.2 mil.	—	124,427
Sinosure Cexim - Citibank - ABN Amro $203.4 mil. Facility	—	20,340
Citibank $123.9 mil. Facility	—	85,280
Citibank $120 mil. Facility	—	93,742
Comprehensive Financing Plan exit fees accrued	—	22,660
Total long-term debt	$1,165,886	$1,368,100
Less: Deferred finance costs, net	(32,536)	(25,093)
Less: Current portion	(93,450)	(155,662)
Total long-term debt net of current portion and deferred finance cost	$1,039,900	$1,187,345

On April 12, 2021, the Company consummated the refinancing of the 2018 Credit Facilities. The Company utilized the proceeds from the new $815 million facility with Citibank/NatWest, the proceeds from the new $135 million sale and leaseback agreement with Oriental Fleet and the net proceeds from the $300 million Senior Notes, to refinance the existing facilities. The Citibank/Natwest $815 million senior secured credit facility with four-year term is repayable in sixteen quarterly instalments of  $20.4 million starting from July 12, 2021 together with a balloon payment of $489.0 million at maturity. The credit facility bears interest at LIBOR plus a margin of 2.50%.

The Company fully repaid Sinosure Cexim – Citibank – ABN Amro facility on March 18, 2021. The vessels CMA CGM Tancredi, CMA CGM Samson and CMA CGM Bianca previously mortgaged by this facility, together with CMA CGM Melisande and CMA CGM Attila, were refinanced through a new $135 million sale and leaseback arrangement with Oriental Fleet International Company Limited on April 12, 2021. Refer to Note 3 “Fixed Assets, net”.

On February 11, 2021, the Company issued in a private placement, $300.0 million aggregate principal amount of senior unsecured notes, which bear interest at a fixed rate of 8.50% per annum and mature on March 1, 2028. At any time on or after March 1, 2024, March 1, 2025 and March 1, 2026 the Company may elect to redeem all or any portion of the notes, respectively, at a price equal to 104.25%, 102.125% and 100%, respectively, of the principal amount being redeemed. Prior to March 1, 2024 the Company may redeem up to 35% of the aggregate principal of the notes from equity offering proceeds at a price equal to 108.50% within 90 days after the equity offering closing. Interest payments on the notes are payable semi-annually commencing on September 1, 2021. $9.0 million of bond issuance costs were deferred over the life of the bond and recognized through the new effective interest method.

8     Long-Term Debt, net (Continued)

Net proceeds from the senior unsecured notes amounting to $294.4 million were placed in an escrow account in February 2021 and on April 12, 2021 were used, together with the net proceeds from the $815 million credit facility and the $135 new sale and leaseback arrangement to refinance the Company’s 2018 Credit Facilities.

As of June 30, 2021, there was no remaining borrowing availability under the Company’s credit facilities. The Company was in compliance with the financial covenants contained in the credit facilities agreements as of June 30, 2021 and December 31, 2020.

As of June 30, 2021, each of the secured credit facilities is collateralized by first preferred mortgages over the vessels financed, general assignment of all hire freights, income and earnings, the assignment of their insurance policies, as well as any proceeds from the sale of mortgaged vessels, stock pledges and benefits from corporate guarantees. As of June 30, 2021, fifty-three of the Company’s vessels, excluding the Hyundai Honour, Hyundai Respect, CMA CGM Melisande, CMA CGM Attila, CMA CGM Tancredi, CMA CGM Bianca and CMA CGM Samson having a net carrying value of $1,727.6 million, were subject to first preferred mortgages as collateral to the Company’s secured credit facilities.

The scheduled debt maturities of long-term debt subsequent to June 30, 2021 are as follows (in thousands):

Principal
Payments due by period ended	repayments
June 30, 2022	$93,450
June 30, 2023	90,000
June 30, 2024	87,900
June 30, 2025	586,750
June 30, 2026	19,500
Thereafter	300,000
Total long-term debt	$1,177,600

The Citibank/Natwest $815 million senior secured credit facility contains a requirement to maintain minimum fair market value of collateral vessels to loan value coverage of 120% and financial covenants requiring to maintain the following:

(i)	minimum liquidity of $30.0 million;
(ii)	maximum consolidated debt (less cash and cash equivalents) to consolidated EBITDA ratio of 6.5x; and
(iii)	minimum consolidated EBITDA to net interest expense ratio of 2.5x.

The Macquarie Bank credit facilities’ financial covenants were amended requiring to maintain the same financial covenants as the Citibank/Natwest $815 million senior secured credit facility.

Accounting for the 2021 Refinancing

The outstanding loan balances, exit fees and deferred financing fees related to the lenders (other than Citibank and Natwest (Royal Bank of Scotland)) under the Company’s 2018 Credit Facilities were fully repaid and accounted for under the extinguishment accounting.

8     Long-Term Debt, net (Continued)

The present value of the cash flows for the Citibank and Natwest (Royal Bank of Scotland) facilities were not substantially different from the present value of the remaining cash flows under the terms of the original instruments prior to the debt refinancing for each of the lenders, and, as such, the Company accounted for the debt refinancing as a modification. Legal and other fees related to the refinancing of $2.3 million were recorded in the income statement under the gain on debt extinguishment and $15.6 million of loan arrangement fees were deferred over the life of the facility and recognized through the new effective interest method. Additional fees related to Citibank and Natwest (Royal Bank of Scotland) amounting to $12.0 million at the date of the refinancing, replaced the existing accrued exit fees due under the 2018 Credit Facilities and are payable in eight quarterly instalments. An amount of $6.0 million is presented under “Other current liabilities” and $6.0 million under “Other long-term liabilities” as of June 30, 2021.

Accumulated accrued interest related to the prior HSH Nordbank AG - Aegean Baltic Bank - Piraeus Bank $382.5 mil. Facility amounting to $75.3 million as of April 12, 2021 and which was fully refinanced, will no longer require any future cash interest payments and therefore, was recognized in the income statement under the gain on debt extinguishment. Accumulated accrued interest related to the Royal Bank of Scotland $475.5 mil. Facility, which was refinanced by the Natwest part of the Citibank/Natwest facility was partially extinguished and accounted for under modification accounting resulting in a gain of $35.6 million related to the accumulated accrued interest that will not require any future cash interest payments. The remaining amount of $33.3 million as of April 12, 2021 will continue to be recognized in the income statement over the remaining life of the original loan as the future interest is paid. The 2021 Refinancing resulted in a total net gain on debt extinguishment of $111.6 million recognized in the income statement in the period ended June 30, 2021.